Document and Entity Information Document	Jun. 22, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	Two Harbors Investment Corp.
Entity Central Index Key	0001465740
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34506
Entity Tax Identification Number	27-0312904
Entity Address, Address Line One	575 Lexington Avenue, Suite 2930
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	612
Local Phone Number	629-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TWO
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRA
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series B Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRB
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.25% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRC
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.75% Series D Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRD
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series E Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRE
Security Exchange Name	NYSE